PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expenses And Other Current Assets
SUMMARY OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of December 31, 2024, and 2023, prepaid expenses and other current assets consist of:

	As of December 31,
	2024	2023
Prepaid expenses	$770,932	$631,221
Deposits	4,756	10,268
Other current assets	10,688	25,184
Total	$786,376	$666,673